Note 8 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 19, 2013	Aug. 30, 2013	Dec. 31, 2012	Sep. 30, 2014 Financial Advisory Services Fees [Member]	Dec. 31, 2013 Financial Advisory Services Fees [Member]	Sep. 30, 2014 Convertible Debt [Member]	Mar. 18, 2014 Convertible Debt [Member]	Feb. 25, 2014 Convertible Debt [Member]	Dec. 31, 2013 Convertible Debt [Member]
Note 8 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable	$ 940,000	$ 650,000				$ 70,000	$ 60,000		$ 300,000	$ 200,000
Less: Derivative liability	(165,901)	(243,889)				(250,615)	(243,889)
Less: Relative fair value of warrants	(200,795)	(53,623)
Accreted interest	106,286	21,889
Accrued interest	2,436	6,288			76,438			50,322			7,707
Convertible notes payable, net	715,198	442,084	250,000	200,000
Less current portion	(70,000)	(60,000)
	$ 645,198	$ 382,084